INTERIM FINANCIAL DATA	9 Months Ended
Sep. 30, 2017
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL DATA
1. INTERIM FINANCIAL DATA

The unaudited condensed consolidated interim financial statements for Nordic American Tankers Limited, together with its subsidiaries, (the "Company") have been prepared on the same basis as the Company's annual financial statements and, in the opinion of management, include all material adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and results of operations in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2016.